Trade receivables (Tables)	6 Months Ended
Jun. 30, 2024
Trade and other receivables [abstract]
Disclosure of detailed information about trade receivables	Trade receivables include the following:

in € thousand	June 30, 2024	December 31, 2023
Trade receivables	30,587	41,714
Less: loss allowance of receivables	(68)	(69)
TRADE RECEIVABLES, NET	30,519	41,645